Estimates (Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense (1)	$ 1,128	$ 801	$ 531	[1]
Capitalized interest, excluding AFUDC	43	99	13
Canyon [Member]
Property, Plant and Equipment [Line Items]
Depreciation and Amortization, Discontinued Operations			$ 26

[1]	(1) Depreciation expense amounts have been adjusted by $26 million for the year ended December 31, 2011 to present Canyon’s operations as discontinued operations.